Davis Opportunity Fund

Davis Financial Fund

Davis Real Estate Fund

Davis Appreciation and Income Fund

Davis Government Bond Fund

(part of Davis Series, Inc.)

September 30, 2021

Over 50 Years of Reliable Investing™

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2021 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (86.86%)
COMMUNICATION SERVICES – (4.95%)
Media & Entertainment – (4.95%)
Alphabet Inc., Class C *	7,070	$18,843,742
ASAC II L.P. *(a)(b)	116,129	118,777
Facebook, Inc., Class A *	10,503	3,564,613
IAC/InterActiveCorp *	46,000	5,993,340
Vimeo, Inc. *	74,681	2,193,381
	Total Communication Services	30,713,853
CONSUMER DISCRETIONARY – (5.35%)
Retailing – (5.35%)
Alibaba Group Holding Ltd., ADR (China)*	34,800	5,152,140
Amazon.com, Inc. *	2,878	9,454,345
JD.com, Inc., Class A, ADR (China)*	149,800	10,821,552
Quotient Technology Inc. *	653,953	3,806,007
Vroom, Inc. *	180,760	3,989,373
	Total Consumer Discretionary	33,223,417
CONSUMER STAPLES – (2.72%)
Food & Staples Retailing – (0.55%)
Missfresh Ltd., Class B, ADS (China)*(a)	829,023	3,433,813
Food, Beverage & Tobacco – (2.17%)
Darling Ingredients Inc. *	187,090	13,451,771
	Total Consumer Staples	16,885,584
FINANCIALS – (22.79%)
Banks – (10.87%)
U.S. Bancorp	502,540	29,870,978
Wells Fargo & Co.	810,781	37,628,346
		67,499,324
Diversified Financials – (7.38%)
Consumer Finance – (5.45%)
Capital One Financial Corp.	208,950	33,843,632
Diversified Financial Services – (1.93%)
Berkshire Hathaway Inc., Class B *	43,793	11,952,861
		45,796,493
Insurance – (4.54%)
Life & Health Insurance – (2.00%)
AIA Group Ltd. (Hong Kong)	1,077,000	12,390,239
Property & Casualty Insurance – (2.54%)
Markel Corp. *	13,196	15,770,935
		28,161,174
	Total Financials	141,456,991
HEALTH CARE – (21.19%)
Health Care Equipment & Services – (16.76%)
Cigna Corp.	149,532	29,930,325
CVS Health Corp.	81,829	6,944,009
Humana Inc.	16,395	6,380,114
Quest Diagnostics Inc.	218,231	31,711,147
UnitedHealth Group Inc.	74,225	29,002,676
		103,968,271

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (4.43%)
Viatris Inc.	2,030,200	$27,509,210
	Total Health Care	131,477,481
INDUSTRIALS – (19.30%)
Capital Goods – (17.03%)
Carrier Global Corp.	249,976	12,938,758
Eaton Corp. PLC	75,677	11,299,333
Ferguson PLC (United Kingdom)	64,985	9,021,338
Johnson Controls International plc	185,152	12,605,148
Owens Corning	265,610	22,709,655
Raytheon Technologies Corp.	225,614	19,393,779
Schneider Electric SE (France)	106,520	17,741,318
		105,709,329
Commercial & Professional Services – (0.03%)
China Index Holdings Ltd., Class A, ADR (China)*	112,058	163,605
Transportation – (2.24%)
DiDi Global Inc., Class A, ADS (China)*(a)	1,875,208	13,877,477
	Total Industrials	119,750,411
INFORMATION TECHNOLOGY – (9.96%)
Semiconductors & Semiconductor Equipment – (5.48%)
Applied Materials, Inc.	88,260	11,361,710
Intel Corp.	234,480	12,493,095
Texas Instruments Inc.	52,892	10,166,371
		34,021,176
Software & Services – (4.48%)
Clear Secure, Inc., Class A *	115,330	4,734,296
DXC Technology Co. *	47,950	1,611,599
Microsoft Corp.	18,279	5,153,216
Oracle Corp.	86,130	7,504,507
SAP SE, ADR (Germany)	39,545	5,340,157
VMware, Inc., Class A *	23,130	3,439,431
		27,783,206
	Total Information Technology	61,804,382
MATERIALS – (0.60%)
Teck Resources Ltd., Class B (Canada)	149,890	3,733,760
	Total Materials	3,733,760
TOTAL COMMON STOCK – (Identified cost $346,022,285)		539,045,879
PREFERRED STOCK – (7.25%)
INDUSTRIALS – (7.25%)
Transportation – (7.25%)
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	30,362,804
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	14,673,174
	Total Industrials	45,035,978
TOTAL PREFERRED STOCK – (Identified cost $21,825,243)		45,035,978

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (6.08%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 10/01/21, dated 09/30/21, repurchase value of $18,356,015 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-4.00%, 05/15/29-09/20/51, total market value $18,723,120)	$18,356,000	$18,356,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $12,020,017 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/15/21-08/20/71, total market value $12,260,400)	12,020,000	12,020,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $7,342,010 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.125%-3.00%, 06/30/22-07/01/51, total market value $7,488,840)	7,342,000	7,342,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $37,718,000)		37,718,000
	Total Investments – (100.19%) – (Identified cost $405,565,528)		621,799,857
	Liabilities Less Other Assets – (0.19%)		(1,191,307)
		Net Assets – (100.00%)	$620,608,550

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $62,466,045 or 10.07% of the Fund's net assets as of September 30, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2021 (Unaudited)

	Principal	Value
MORTGAGES – (89.65%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (55.01%)
Fannie Mae, 0.436% (1 month LIBOR + 0.35%), 07/25/37 (a)	$15,784	$15,815
Fannie Mae, 3.50%, 01/25/39	295,681	300,890
Fannie Mae, 0.896% (1 month LIBOR + 0.81%), 12/25/39 (a)	885,151	900,721
Fannie Mae, 0.486% (1 month LIBOR + 0.40%), 09/25/40 (a)	410,887	412,640
Fannie Mae, 3.00%, 04/25/41	385,493	398,449
Fannie Mae, 2.00%, 12/25/42	317,248	322,664
Fannie Mae, 2.50%, 07/25/47	241,606	246,334
Freddie Mac, 4.00%, 06/15/26	214,427	220,030
Freddie Mac, 2.00%, 06/15/28	421,250	429,762
Freddie Mac, 2.50%, 01/15/29	206,103	212,552
Freddie Mac, 0.5838% (1 month LIBOR + 0.50%), 08/15/40 (a)	125,423	125,895
Freddie Mac, 2.00%, 11/15/40	2,433	2,432
Freddie Mac, 0.4338% (1 month LIBOR + 0.35%), 09/15/43 (a)	231,881	230,906
Freddie Mac, 1.00%, 03/25/51	1,719,031	1,692,490
Freddie Mac Multifamily Structured Pass-Through, 2.522%, 01/25/23	800,322	813,135
Freddie Mac Multifamily Structured Pass-Through, 0.5325% (1 month LIBOR + 0.45%), 06/25/23 (a)	45,825	45,882
Freddie Mac Multifamily Structured Pass-Through, 3.527%, 10/25/23	365,000	384,017
Freddie Mac Multifamily Structured Pass-Through, 0.5125% (1 month LIBOR + 0.43%), 01/25/24 (a)	629,757	627,339
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	526,103	544,442
Ginnie Mae, 6.24%, 06/20/31	271,409	291,698
Ginnie Mae, 3.00%, 12/20/37	9,523	9,549
Ginnie Mae, 4.00%, 09/20/39	38,287	40,427
Ginnie Mae, 3.00%, 10/20/39	84,060	84,311
Ginnie Mae, 5.278%, 04/16/41	22,070	22,396
Ginnie Mae, 1.00%, 12/20/42	74,249	73,897
Ginnie Mae, 3.50%, 03/16/47	736,673	773,691
Ginnie Mae, 2.40%, 10/16/50	551,041	573,326
Ginnie Mae, 1.00%, 06/20/51	1,437,096	1,404,629
Ginnie Mae, 2.60%, 03/16/52	200,297	205,084
Ginnie Mae, 2.70%, 06/16/58	1,150,250	1,173,842
Ginnie Mae, 0.7096% (1 month LIBOR + 0.62%), 09/20/64 (a)	744,058	742,208
Ginnie Mae, 2.25%, 08/20/69	594,156	613,268
Total Collateralized Mortgage Obligations		13,934,721
FANNIE MAE POOLS – (17.28%)
2.887%, 04/01/23, Pool No. AL6578	143,937	146,707
3.60%, 09/01/23, Pool No. AM4265	316,949	330,288
3.09%, 03/01/24, Pool No. AN5010	1,000,000	1,046,235
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,642,288
4.00%, 05/01/29, Pool No. AL7358	479,547	508,803
2.00%, 08/01/30, Pool No. AX9709	273,397	282,477
3.50%, 03/01/32, Pool No. MA1010	356,526	385,077
6.50%, 07/01/32, Pool No. 635069	7,587	8,185
6.00%, 09/01/37, Pool No. 888796	25,080	29,009
Total Fannie Mae Pools		4,379,069

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2021 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (3.77%)
	3.00%, 09/01/27, Pool No. U70063	$238,708	$252,053
	2.50%, 09/01/31, Pool No. G18611	672,175	702,391
		Total Freddie Mac Pools	954,444
GINNIE MAE POOLS – (13.59%)
	4.868%, 12/20/61, Pool No. 756740	1,757	1,920
	4.70%, 01/20/63, Pool No. AC0934	707,507	752,104
	4.567%, 04/20/70, Pool No. BT6816	958,860	1,028,852
	4.56%, 08/20/71, Pool No. 785652	1,514,218	1,660,198
		Total Ginnie Mae Pools	3,443,074
	TOTAL MORTGAGES – (Identified cost $22,519,702)		22,711,308
SHORT-TERM INVESTMENTS – (10.12%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 10/01/21, dated 09/30/21, repurchase value of $1,247,001 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 2.50%, 03/01/51, total market value $1,271,940)	1,247,000	1,247,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $817,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/15/21-08/20/71, total market value $833,340)	817,000	817,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $499,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.00%, 08/01/36-07/01/51, total market value $508,980)	499,000	499,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,563,000)		2,563,000
	Total Investments – (99.77%) – (Identified cost $25,082,702)		25,274,308
	Other Assets Less Liabilities – (0.23%)		57,636
		Net Assets – (100.00%)	$25,331,944

LIBOR: London Inter-Bank Offered Rate

(a)	The interest rates on floating rate securities, shown as of September 30, 2021, may change daily or less frequently and are based on a published reference rate and basis point spread.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (98.87%)
FINANCIALS – (98.87%)
Banks – (47.45%)
Banks – (45.32%)
Bank of America Corp.	1,362,680	$57,845,766
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	783,132	27,809,017
Danske Bank A/S (Denmark)	1,721,380	28,998,573
DBS Group Holdings Ltd. (Singapore)	1,826,334	40,469,022
DNB Bank ASA (Norway)	1,530,780	34,801,796
JPMorgan Chase & Co.	442,664	72,459,670
M&T Bank Corp.	63,740	9,518,932
Metro Bank PLC (United Kingdom)*	1,688,800	2,393,446
PNC Financial Services Group, Inc.	272,456	53,303,292
U.S. Bancorp	1,072,888	63,772,463
Wells Fargo & Co.	1,373,669	63,751,978
		455,123,955
Thrifts & Mortgage Finance – (2.13%)
Rocket Companies, Inc., Class A	1,331,600	21,358,864
		476,482,819
Diversified Financials – (32.50%)
Capital Markets – (12.23%)
Bank of New York Mellon Corp.	1,004,651	52,081,108
Charles Schwab Corp.	444,928	32,408,555
Julius Baer Group Ltd. (Switzerland)	576,854	38,326,003
		122,815,666
Consumer Finance – (14.62%)
American Express Co.	237,092	39,720,022
Capital One Financial Corp.	661,241	107,101,205
		146,821,227
Diversified Financial Services – (5.65%)
Berkshire Hathaway Inc., Class A *	138	56,770,301
		326,407,194
Insurance – (18.92%)
Life & Health Insurance – (1.19%)
Ping An Insurance (Group) Co. of China Ltd. - H (China)	1,754,000	11,996,259
Property & Casualty Insurance – (13.61%)
Chubb Ltd.	297,418	51,596,075
Loews Corp.	654,776	35,312,070
Markel Corp. *	41,611	49,730,554
		136,638,699
Reinsurance – (4.12%)
Alleghany Corp. *	45,390	28,341,970
Everest Re Group, Ltd.	32,741	8,210,788
Greenlight Capital Re, Ltd., Class A *	645,850	4,772,831
		41,325,589
		189,960,547
	Total Financials	992,850,560
TOTAL COMMON STOCK – (Identified cost $601,534,400)		992,850,560

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (0.97%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 10/01/21, dated 09/30/21, repurchase value of $4,736,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.00%, 10/07/21-09/20/51, total market value $4,830,720)	$4,736,000	$4,736,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $3,101,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/15/21-08/20/71, total market value $3,163,020)	3,101,000	3,101,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $1,895,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.125%-3.00%, 06/30/22-07/01/51, total market value $1,932,900)	1,895,000	1,895,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $9,732,000)		9,732,000
	Total Investments – (99.84%) – (Identified cost $611,266,400)		1,002,582,560
	Other Assets Less Liabilities – (0.16%)		1,609,662
		Net Assets – (100.00%)	$1,004,192,222

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (75.87%)
COMMUNICATION SERVICES – (8.32%)
Media & Entertainment – (8.32%)
Alphabet Inc., Class C *	5,136	$13,689,032
Facebook, Inc., Class A *	12,722	4,317,720
	Total Communication Services	18,006,752
CONSUMER DISCRETIONARY – (4.29%)
Retailing – (4.29%)
Amazon.com, Inc. *	2,826	9,283,523
	Total Consumer Discretionary	9,283,523
FINANCIALS – (42.09%)
Banks – (17.74%)
Bank of America Corp.	101,200	4,295,940
Danske Bank A/S (Denmark)	234,720	3,954,121
DBS Group Holdings Ltd. (Singapore)	208,925	4,629,488
DNB Bank ASA (Norway)	296,530	6,741,515
JPMorgan Chase & Co.	33,233	5,439,910
U.S. Bancorp	32,635	1,939,824
Wells Fargo & Co.	245,548	11,395,883
		38,396,681
Diversified Financials – (18.92%)
Capital Markets – (2.84%)
Bank of New York Mellon Corp.	118,600	6,148,224
Consumer Finance – (9.91%)
American Express Co.	34,405	5,763,870
Capital One Financial Corp.	96,831	15,683,717
		21,447,587
Diversified Financial Services – (6.17%)
Berkshire Hathaway Inc., Class B *	48,926	13,353,862
		40,949,673
Insurance – (5.43%)
Life & Health Insurance – (1.96%)
AIA Group Ltd. (Hong Kong)	368,960	4,244,664
Property & Casualty Insurance – (3.47%)
Chubb Ltd.	25,165	4,365,624
Markel Corp. *	2,640	3,155,143
		7,520,767
		11,765,431
	Total Financials	91,111,785
HEALTH CARE – (3.58%)
Health Care Equipment & Services – (2.92%)
Quest Diagnostics Inc.	43,500	6,320,985
Pharmaceuticals, Biotechnology & Life Sciences – (0.66%)
Viatris Inc.	105,740	1,432,777
	Total Health Care	7,753,762
INDUSTRIALS – (1.59%)
Capital Goods – (1.59%)
Carrier Global Corp.	27,319	1,414,031
Johnson Controls International plc	29,977	2,040,834
	Total Industrials	3,454,865

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2021 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (16.00%)
Semiconductors & Semiconductor Equipment – (13.07%)
Applied Materials, Inc.	91,198	$11,739,919
Intel Corp.	144,340	7,690,435
Texas Instruments Inc.	46,083	8,857,613
		28,287,967
Software & Services – (2.93%)
Microsoft Corp.	22,511	6,346,301
	Total Information Technology	34,634,268
TOTAL COMMON STOCK – (Identified cost $106,067,219)		164,244,955
CORPORATE BONDS – (10.42%)
COMMUNICATION SERVICES – (1.55%)
Telecommunication Services – (1.55%)
Verizon Communications Inc., Sr. Notes, 1.118% (3 month LIBOR + 1.00%), 03/16/22 (a)	$3,350,000	3,364,960
	Total Communication Services	3,364,960
FINANCIALS – (4.33%)
Diversified Financials – (4.33%)
Capital Markets – (1.62%)
Goldman Sachs Group, Inc., Sr. Notes, 0.86% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,506,167
Consumer Finance – (1.30%)
Capital One N.A., Sr. Notes, 1.2785% (3 month LIBOR + 1.15%), 01/30/23 (a)	2,800,000	2,809,280
Mortgage Real Estate Investment Trusts (REITs) – (1.41%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	10,210,000	3,063,000
	Total Financials	9,378,447
HEALTH CARE – (2.30%)
Health Care Equipment & Services – (1.40%)
CVS Health Corp., Sr. Notes, 5.00%, 12/01/24	2,000,000	2,240,083
CVS Health Corp., Sr. Notes, 3.875%, 07/20/25	725,000	794,092
		3,034,175
Pharmaceuticals, Biotechnology & Life Sciences – (0.90%)
Viatris Inc., Sr. Notes, 144A, 2.70%, 06/22/30 (c)	1,925,000	1,947,316
	Total Health Care	4,981,491
INDUSTRIALS – (1.01%)
Capital Goods – (1.01%)
General Electric Co., Sr. Notes, 1.1261% (3 month LIBOR + 1.00%), 04/15/23 (a)	2,165,000	2,182,937
	Total Industrials	2,182,937
INFORMATION TECHNOLOGY – (1.23%)
Technology Hardware & Equipment – (1.23%)
Dell International LLC EMC Corp., First Lien Notes, 8.10%, 07/15/36	1,750,000	2,657,904
	Total Information Technology	2,657,904
TOTAL CORPORATE BONDS – (Identified cost $26,916,953)		22,565,739
MORTGAGES – (5.29%)
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 144A, 1.40%, 10/25/63 (c)	2,409,676	2,307,803

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2021 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
	Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 144A, 1.75%, 10/25/61 (c)	$650,000	$635,680
	Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,114,590	1,227,069
	Fannie Mae, 1.628%, 09/01/51, Pool No. BT4507	1,995,736	2,017,018
	Freddie Mac, 2.00%, 10/25/40	650,147	661,017
	Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	1,158,284	1,338,859
	Ginnie Mae, Series 2020-H16, 1.3374% (1 month LIBOR + 1.25%), 09/20/70 (a)	1,883,506	1,953,674
	IMS Ecuadorian Mortgage Trust, Series 2021-1, 144A, 3.40%, 08/18/43 (c)	1,250,000	1,304,688
	TOTAL MORTGAGES – (Identified cost $11,270,157)		11,445,808
SHORT-TERM INVESTMENTS – (8.42%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 10/01/21, dated 09/30/21, repurchase value of $8,868,007 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.125%-2.50%, 03/17/23-09/20/51, total market value $9,045,360)	8,868,000	8,868,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $5,806,008 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/15/21-08/20/71, total market value $5,922,120)	5,806,000	5,806,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $3,547,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.125%-3.00%, 06/30/22-07/01/51, total market value $3,617,940)	3,547,000	3,547,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $18,221,000)		18,221,000
	Total Investments – (100.00%) – (Identified cost $162,475,329)		216,477,502
	Other Assets Less Liabilities – (0.00%)		2,495
		Net Assets – (100.00%)	$216,479,997

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

*	Non-income producing security.

(a)	The interest rates on floating rate securities, shown as of September 30, 2021, may change daily or less frequently and are based on a published reference rate and basis point spread.

(b)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2021, the value of defaulted securities amounted to $3,063,000 (cost: $7,650,174) or 1.41% of the Fund's net assets.

(c)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $6,195,487 or 2.86% of the Fund's net assets as of September 30, 2021.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (96.30%)
REAL ESTATE – (96.30%)
Equity Real Estate Investment Trusts (REITs) – (96.30%)
Health Care REITs – (8.73%)
Healthcare Trust of America, Inc.	117,630	$3,488,906
Healthpeak Properties, Inc.	136,170	4,558,971
Ventas, Inc.	75,190	4,151,240
Welltower Inc.	95,450	7,865,080
		20,064,197
Hotel & Resort REITs – (7.06%)
Host Hotels & Resorts Inc. *	513,741	8,389,391
Ryman Hospitality Properties, Inc. *	16,780	1,404,486
Sunstone Hotel Investors, Inc. *	537,900	6,422,526
		16,216,403
Industrial REITs – (13.79%)
Americold Realty Trust	38,500	1,118,425
Prologis, Inc.	117,810	14,776,908
Rexford Industrial Realty, Inc.	142,378	8,079,952
Terreno Realty Corp.	121,589	7,688,072
		31,663,357
Office REITs – (13.15%)
Alexandria Real Estate Equities, Inc.	29,573	5,650,513
Boston Properties, Inc.	33,566	3,636,876
Cousins Properties, Inc.	169,099	6,305,702
Douglas Emmett, Inc.	128,390	4,058,408
Highwoods Properties, Inc.	76,040	3,335,115
Hudson Pacific Properties, Inc.	143,570	3,771,584
SL Green Realty Corp.	20,985	1,486,577
Vornado Realty Trust	46,437	1,950,818
		30,195,593
Residential REITs – (19.34%)
American Campus Communities, Inc.	169,801	8,226,858
American Homes 4 Rent, Class A	113,270	4,317,852
AvalonBay Communities, Inc.	35,308	7,825,665
Camden Property Trust	31,255	4,609,175
Equity Residential	86,710	7,016,573
Essex Property Trust, Inc.	22,844	7,304,141
Sun Communities, Inc.	13,520	2,502,552
UDR, Inc.	49,410	2,617,742
		44,420,558
Retail REITs – (12.12%)
Acadia Realty Trust	117,781	2,403,910
Brixmor Property Group, Inc.	346,100	7,652,271
Federal Realty Investment Trust	41,149	4,855,171
Retail Opportunity Investments Corp.	222,284	3,872,187
Simon Property Group, Inc.	69,596	9,045,392
		27,828,931
Specialized REITs – (22.11%)
American Tower Corp.	28,920	7,675,657
CoreSite Realty Corp.	20,040	2,776,342

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Specialized REITs – (Continued)
	Crown Castle International Corp.	19,170	$3,322,544
	CyrusOne Inc.	66,050	5,112,931
	Digital Realty Trust, Inc.	41,245	5,957,840
	Equinix, Inc.	11,980	9,465,757
	Extra Space Storage Inc.	22,047	3,703,676
	Life Storage, Inc.	27,290	3,131,255
	Public Storage	26,201	7,784,317
	VICI Properties Inc.	65,340	1,856,309
			50,786,628
		Total Real Estate	221,175,667
	TOTAL COMMON STOCK – (Identified cost $162,680,237)		221,175,667
SHORT-TERM INVESTMENTS – (3.49%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 10/01/21, dated 09/30/21, repurchase value of $3,903,003 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-4.00%, 12/31/21-09/20/51, total market value $3,981,060)	$3,903,000	3,903,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $2,555,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/15/21-08/20/71, total market value $2,606,100)	2,555,000	2,555,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $1,561,002 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-3.50%, 08/01/36-07/01/51, total market value $1,592,220)	1,561,000	1,561,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,019,000)		8,019,000
	Total Investments – (99.79%) – (Identified cost $170,699,237)		229,194,667
	Other Assets Less Liabilities – (0.21%)		480,206
		Net Assets – (100.00%)	$229,674,873

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2021 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2021 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$30,595,076	$–	$–	$18,006,752	$–
Consumer Discretionary	33,223,417	–	–	9,283,523	–
Consumer Staples	13,451,771	–	–	–	–
Financials	129,066,752	–	835,865,461	71,541,997	–
Health Care	131,477,481	–	–	7,753,762	–
Industrials	79,110,278	–	–	3,454,865	–
Information Technology	61,804,382	–	–	34,634,268	–
Materials	3,733,760	–	–	–	–
Real Estate	–	–	–	–	221,175,667
Total Level 1	482,462,917	–	835,865,461	144,675,167	221,175,667
Level 2 – Other Significant
Observable Inputs:
Common Stock*:
Consumer Staples	3,433,813	–	–	–	–
Financials	12,390,239	–	156,985,099	19,569,788	–
Industrials	40,640,133	–	–	–	–
Corporate Bonds	–	–	–	22,565,739	–
Mortgages	–	22,711,308	–	11,445,808	–
Short-Term Investments	37,718,000	2,563,000	9,732,000	18,221,000	8,019,000
Total Level 2	94,182,185	25,274,308	166,717,099	71,802,335	8,019,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	118,777	–	–	–	–
Preferred Stock:
Industrials	45,035,978	–	–	–	–
Total Level 3	45,154,755	–	–	–	–
Total Investments	$621,799,857	$25,274,308	$1,002,582,560	$216,477,502	$229,194,667

* Includes certain securities trading primarily outside the U.S. whose value the Funds adjusted as a result of significant market movements following the close of local trading.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2021 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2021. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2021 for Davis Opportunity Fund was $21,157,761*. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)*	Net Realized Gain (Loss)	Transfers Into Level 3	Transfers out of Level 3**	Ending Balance at September 30, 2021
Davis Opportunity Fund
Investments in Securities:
Common Stock	$118,858	$–	$–	$(81)	$–	$–	$–	$118,777
Preferred Stock	54,652,969	–	–	26,698,249	–	–	(36,315,240)	45,035,978
Total Level 3	$54,771,827	$–	$–	$26,698,168	$–	$–	$(36,315,240)	$45,154,755

* Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities still held at September 30, 2021, may be due to investments no longer held or categorized as Level 3 at period end.

** During the period ended September 30, 2021, certain securities fair valued at $36,315,240 transferred out of Level 3 because observable market data became available for the securities.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2021	Technique	Input(s)	Amount	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$118,777	Discounted Cash Flow	Annualized Yield	1.408%	Decrease
Preferred Stock	45,035,978	Market Approach	Transaction Price Discount for Uncertainty	$13.03 20%	Increase Decrease
Total Level 3	$45,154,755

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Unrealized appreciation	$232,653,796	$260,496	$418,550,666	$60,352,966	$60,940,301
Unrealized depreciation	(17,592,525)	(68,890)	(28,281,901)	(6,490,430)	(4,844,536)
Net unrealized appreciation	$215,061,271	$191,606	$390,268,765	$53,862,536	$56,095,765
Aggregate cost	$406,738,586	$25,082,702	$612,313,795	$162,614,966	$173,098,902